Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Effect of Change on Consolidated Statement of Income
Certain components of our financial statements affected by the change in valuation methodology as originally reported under the LIFO method and as adjusted for the change to the average cost method are as follows (in thousands, except per share data):

	Year Ended December 31
	2013		2012		2011
Consolidated Statements of Income and Comprehensive Income	As Previously Reported	As Adjusted	As Previously Reported	As Adjusted	As Previously Reported	As Adjusted
Cost of sales	$(2,806,121)	$(2,797,853)	$(2,203,286)	$(2,209,142)	$(2,078,088)	$(2,076,816)
Gross profit	859,187	867,455	640,591	634,735	542,023	543,295
Income from operations	473,607	481,875	443,459	437,603	272,749	274,021
Income before taxes	415,332	423,600	380,559	374,703	243,504	244,776
(Provision) benefit for income taxes	20,951	17,729	(216,739)	(214,463)	(85,477)	(85,971)
Net income	436,283	441,329	163,820	160,240	158,027	158,805
Comprehensive income	485,301	490,347	147,556	143,976	104,630	105,408
Net income per common share
Basic	4.52	4.57	1.70	1.66	1.59	1.60
Diluted	4.47	4.52	1.68	1.64	1.57	1.58

Effect of Change on Consolidated Balance Sheet

	December 31
	2013		2012
Consolidated Balance Sheets	As Previously Reported	As Adjusted	As Previously Reported	As Adjusted
Inventories	$522,523	$594,291	$268,767	$332,268
Current deferred tax asset	75,579	47,616	22,328	—
Current deferred tax liability	—	—	—	2,414
Retained earnings	975,296	1,019,101	703,728	742,487

Effect of Change on Consolidated Statement of Cash Flows

	Year Ended December 31
	2013		2012		2011
Consolidated Statements of Cash Flows	As Previously Reported	As Adjusted	As Previously Reported	As Adjusted	As Previously Reported	As Adjusted
Net income	$436,283	$441,329	$163,820	$160,240	$158,027	$158,805
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income tax provision (benefit)	(163,550)	(160,328)	183,202	180,926	27,347	27,841
Change in inventories	33,304	25,036	(12,212)	(6,356)	(8,333)	(9,605)

Components of Inventories
The components of inventories are as follows (dollars in thousands):

	December 31
	2013	2012
Raw materials	$212,027	$125,909
Work in process	13,898	8,287
Finished goods	209,972	78,788
Supplies and materials	158,394	119,284
Inventories	$594,291	$332,268

Property, Plant and Equipment (at cost)
Property, plant, and equipment consist of the following (dollars in thousands):

	December 31
	2013	2012
Land and land improvements	$140,592	$107,250
Buildings	628,948	390,363
Machinery and equipment	4,263,505	3,048,932
Construction in progress	168,808	67,051
Other	30,847	27,196
Property, plant, and equipment, at cost	5,232,700	3,640,792
Less accumulated depreciation	(2,426,996)	(2,274,723)
Property, plant, and equipment, net	$2,805,704	$1,366,069

Property, Plant and Equipment Estimated Useful Lives
Depreciation is computed on the straight-line basis over the estimated useful lives of the related assets. Assets under capital leases are depreciated on the straight-line method over the term of the lease or the useful life, if shorter. The following lives are used for the various categories of assets:

Buildings and land improvements	5 to 40 years
Machinery and equipment	3 to 25 years
Trucks and automobiles	3 to 10 years
Furniture and fixtures	3 to 20 years
Computers and hardware	3 to 10 years
Period of the lease or
Leasehold improvements	useful life, if shorter